Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Material Accounting Policies [Abstract]
Schedule of Significant Subsidiaries
The following are the significant subsidiaries included in these consolidated financial statements:

	Country of Incorporation	Ownership interest
Name		2025	2024
Copa Airlines	Panama	99.9%	99.9%
AeroRepública	Colombia	99.9%	99.9%
Oval	British Virgin Islands	100%	100%
LNA	Panama	100%	100%

Schedule of Estimated Useful Lives of Assets and Considering Residual Value

Property and equipment	Estimate useful life (years)	Residual value
Flight equipment
Airframe	27	15%
Core engines	15-27	15%
Major maintenance events	3-16	—
Conversion to freighter	Lesser of 10 years and remaining useful life of the aircraft
Cabin refurbishment	Lesser of remaining useful life of the aircraft and estimated useful life of the refurbishment
Ramp and miscellaneous
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—